Consolidated Statements of Changes in Shareholders' Equity - CAD CAD in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Deficit
Beginning balance at Dec. 31, 2015	CAD 171,618	CAD 275,520	CAD (5,960)	CAD 29,527	CAD (127,469)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(445)				(445)
Exercised options (note 21(b))	284	471		(187)
Stock-based compensation (note 21)	2,791		370	2,421
Dividends (note 17(d)) ($0.08 per share)	(2,386)				(2,386)
Share purchase programs (note 17(c))	(9,204)	(23,358)		14,154
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 17(a))	(3,704)		(3,704)
Ending balance at Dec. 31, 2016	158,954	252,633	(9,294)	45,915	(130,300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	5,264				5,264
Exercised options (note 21(b))	575	960		(385)
Stock-based compensation (note 21)	2,925		1,642	1,283
Dividends (note 17(d)) ($0.08 per share)	(2,126)				(2,126)
Share purchase programs (note 17(c))	(14,970)	(22,573)		7,603
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 17(a))	(4,698)		(4,698)
Ending balance at Dec. 31, 2017	CAD 145,924	CAD 231,020	CAD (12,350)	CAD 54,416	CAD (127,162)